Note to cash flow statement - Changes in carrying amount of Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Balance at beginning of year	€ 1,379.9	€ 1,328.2
Changes from financing cash flows
Movement in net funds resulting from cash flows	(587.8)	(2,134.9)	€ (1,058.8)
Balance at end of year	1,404.3	1,379.9	1,328.2
Share Premium Account
Balance at beginning of year	1,379.9	1,328.2	1,161.6
Changes from financing cash flows
Net proceeds from shares issued	16.4	31.7	46.8
Share premium receivable on shares issued	8.0	20.0	119.8
Movement in net funds resulting from cash flows	24.4	51.7	166.6
Balance at end of year	€ 1,404.3	€ 1,379.9	€ 1,328.2